FAIR VALUE MEASUREMENTS - Schedule of Changes in Fair Value of Financial Assets (Details) - Level 3 [Member] - Convertible Notes Receivable [Member]	3 Months Ended
Mar. 31, 2025 USD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at issuance	$ 260,000
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)
Fair value, ending balance	$ 260,000